Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed consolidated financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements, other than as described below.
On April 11, 2024, the Company entered into Loan and Transfer Agreements with Sponsor, One Energy and other parties (the “April 11, 2024 Lenders”), pursuant to which the April 11, 2024 Lenders agreed to loan an aggregate of $
350,000
to the Sponsor (the “April 11, 2024 Loan”) and the Sponsor intends to loan such amount to the Company (the “April 11, 2024 SPAC Loan”). Neither the April 11, 2024 Loan nor the April 11, 2024 SPAC Loan will accrue any interest.
The Sponsor and the Company are jointly responsible for the payment of the principal amount of the April 11, 2024 Loan within five business days of the completion of the Transactions with One Energy. In addition, within five business days of the completion of the Transactions with One Energy, One Energy will pay the April 11, 2024 Lenders an additional one-time
cash payment in the aggregate amount of $
175,000
. As additional consideration for the April 11, 2024 Lenders making the April 11, 2024 Loan available to the Sponsor, the Sponsor agreed to transfer to the April 11, 2024 Lenders an aggregate of
175,000
Class B ordinary shares of the Company upon the
Closing
of the Transactions with One Energy and the April 11, 2024 Lenders are entitled to certain registration rights with respect to those shares.
If the Transactions with One Energy are not completed, One Energy will issue to each April 11, 2024 Lender the number of shares of its common stock equal to the principal amount of the April 11, 2024 Loan at a price that values One Energy at its most recent private company equity valuation. If One Energy’s shares of common stock are not listed on a national securities exchange by December 31, 2026, each April 11, 2024 Lender will also have a one-time
option to cause One Energy to redeem all of their owned shares resulting from the agreement for an amount equal to the product of (x) 1.05 and (y) each April 11, 2024 Lender’s pro rata amount of the April 11, 2024 Loan.
On April 19, 2024, the Company held the Second Extension Meeting at which shareholders approved
an amendment to the Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial Business Combination from April 22, 2024 on a monthly basis up to six times until October 22, 2024 (or such earlier date as determined by the Board). The Company agreed to deposit $310,396.26 per month into the Trust Account, for each calendar month (commencing on April 23, 2024 and on the 23rd day of each subsequent month) until October 22, 2024, or portion thereof, that is needed to complete an initial Business Combination. As a result, the date by which the Company must consummate its

Business Combination was extended from April 22, 2024 to October 22, 2024. In connection with the Second Extension Meeting, shareholders holding
1,744,889
Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $
18.9
 million (approximately $
10.85
per share) was removed from the Trust Account to pay such holders.
In connection with the Second Extension Meeting, to extend the date by which the Company must consummate an initial Business Combination from April 22, 2024, on a monthly basis (each such monthly extension, if pursued, a
“Month-to-Month
Extension”), up to six times until October 22, 2024 (or such earlier date as determined by the Board) (the first time of which is referred as the “April Extension”), the Company entered into several agreements as further described below. In connection with the Second Extension Meeting and April Extension, the Sponsor deposited into Trust Account, $0.02 per share, for each public share that is not redeemed in connection with each
Month-to-Month
Extension utilized by the Company in accordance with the Company Charter (such payments, the
“Month-to-Month
Extension Payments”).
On April 17, 2024, the Company, the Sponsor, One Energy and four investors (collectively, the “April 17, 2024 Lenders”) entered into Loan and Transfer Agreements pursuant to which the April 17, 2024 Lenders, collectively, agreed to loan an aggregate of $350,000 to the Sponsor (the “April 17, 2024 Loan”), which the Sponsor intends to loan to the Company (the “April 17, 2024 SPAC Loan”), in each case in connection with the April Extension and the
Month-to-Month
Extension Payments. Neither the April 17, 2024 Loan nor the April 17, 2024 SPAC Loan will accrue interest.
Pursuant to the terms of the April 17, 2024 Loan and Transfer Agreements, each April 17, 2024 Lender is required to pay its respective portion of the April 17, 2024 Loan to the Sponsor by April 19, 2024, or such other date as the parties may agree in writing (the “April 17, 2024 Loan Closing Date”); the April 17, 2024 SPAC Loan will be paid by the Sponsor to the Company immediately following the April 17, 2024 Loan Closing Date. The Sponsor shall repay each Lender within five business days of the date of the
Closing
of the Company’s proposed Transactions with One Energy that is the subject of the Amended and Restated Business Combination Agreement between the Company and One Energy dated as of February 14, 2024. In addition, within five business days of the Closing, One Energy will pay the April 17, 2024 Lenders an additional one-time
cash payment in the aggregate amount of $
175,000
. As additional consideration for the April 17, 2024 Lenders providing the April 17, 2024 Loan, the Sponsor agreed to transfer to the April 17, 2024 Lenders an aggregate of
175,000
Class B ordinary shares of the Company upon the Closing and the April 17, 2024 Lenders are entitled to certain registration rights with respect to those shares.
If the Transactions are not completed, the April 17, 2024 Loan and Transfer Agreements provide that One Energy will issue to each April 17, 2024 Lender the number of shares of One Energy common stock equal to the principal amount of its April 17, 2024 Loan at a price that values One Energy at its most recent private company equity valuation. If One Energy’s shares of common stock are not listed on a national securities exchange by December 31, 2026, each April 17, 2024 Lender will also have a one-time
option to cause One Energy to redeem all of the One Energy shares then-owned by such April 17, 2024 Lender that are a direct result from the applicable April 17, 2024 Loan and Transfer Agreement for an amount equal to the product of (x) 1.05 and (y) each April 17, 2024 Lender’s pro rata amount of the April 17, 2024 Loan.
Additionally, also in connection with the Second Extension Meeting and the
Month-to-Month
Extension Payments described above, including the Sponsor’s obligations in respect thereof, on April 25, 2024, the Company, the Sponsor, One Energy and a third-party investor (the “Investor”) entered into a subscription agreement (the “Subscription Agreement”). Pursuant to the Subscription Agreement, the Investor has agreed to contribute $
400,000
to the Sponsor as a capital contribution (the “Capital Contribution”), which Capital Contribution will generally be treated as part of the April 17, 2024 SPAC Loan, as
-
described above, and will be

loaned by the Sponsor to the Company for working capital expenses and extensions as described above with respect to the April 17, 2024 SPAC Loan, within two business days after the execution of the Subscription Agreement. In consideration of such Capital Contribution, the Subscription Agreement contemplates that the Investor will receive, upon consummation, if any, of the proposed Transactions,
200,000
shares (the “Subscription Shares”) of issued by TRTL Holding Corp., a wholly-owned subsidiary of the Company which, assuming consummation of the proposed Transactions, will be the go-forward
Pubco after the Closing. The Subscription Shares will be issued within two business days after the Closing and will have certain registration rights described in the Subscription Agreement. Under the terms of the Subscription Agreement, following the Company’s repayment of the amount of the Capital Contribution to the Sponsor, the Sponsor, in turn, shall pay an amount equal to the Capital Contribution to the Investor, within five business days of the Closing (the “Return of Capital”). In addition, within seven days of the Closing, Pubco will pay the Investor an additional one-time
cash payment in the aggregate amount of
$
200,000
(the “Cash Payment”).
In the event that the Company or the Sponsor defaults in its obligations regarding the Return of Capital or Cash Payment under the Subscription Agreement for a period of 30 business days following written notice to Pubco, Pubco shall cause to be issued to the Investor 800,000 shares of One Energy common stock, with registration rights, within three business days after receipt of the written notice on default, subject to certain limits.
Furthermore, in the event the Transactions are completed and a mandatory trigger of One Energy’s Series A preferred stock occurs prior to the Closing under the terms of the Certificate of Incorporation of One Energy the Investor will have a one-time
option to cause Pubco to repurchase up to
600,000
shares of common stock owned by the Investor as a result of private purchases of One Energy’ Series A shares prior to the
Closing
of the Transactions, at $
10.00
per share, which option is exercisable within the first thirty trading days following the completion of the Transactions.
If the Transactions are not completed, the Subscription Agreement provides that One Energy will issue to the Investor the number of shares of One Energy common stock equal to the principal amount of its Capital Contribution at a price that values One Energy at its most recent private company equity valuation. If One Energy’s shares of common stock are not listed on a national securities exchange by December 31, 2026, the Investor will also have a one-time
option to cause One Energy to redeem all of the One Energy shares then-owned by the Investor that are a direct result from the Subscription Agreement for an amount equal to the product of (x) 1.05 and (y) the Capital Contribution.
On May 13, 2024, the Company, One Energy, Pubco and the Merger Subs entered into the First Amendment to the Business Combination Agreement (“Amendment No. 1”), which reflects the following changes and adjustments relative to the terms set forth in the Business Combination Agreement: (i) a reduction in the number of Pubco Common Shares, issuable to the Sponsor upon the Closing, if any, of the proposed Business Combination (the “Sponsor Earnout Shares”) that will, for a period after the Closing, be subject to certain contingent forfeiture terms from
1,750,000 Pubco Common Shares to
500,000 Pubco Common Shares, (ii) the receipt of additional loans contributed to the Company by the Sponsor and (iii) the removal from the Business Combination Agreement of the condition to the Closing that the Company, at the Closing, have at least $
5,000,001
of net tangible assets.
Contemporaneously with the execution of Amendment No. 1, the Sponsor entered into an Amended and Restated Sponsor Letter Agreement, dated as of May 13, 2024 (the “Amended and Restated Sponsor Letter Agreement”) with Pubco, the Company, One Energy and certain holders of Class B ordinary shares of the Company (the “Class B Holders,” excluding qualified institutional buyers and institutional accredited investors who purchased Class B ordinary shares in connection with the Initial Public Offering), which amends, restates and replaces the original Sponsor Letter Agreement, which was entered into on August 14, 2023 (the “Original Sponsor Letter
Agreement”). Pursuant to the Amended and Restated Sponsor Letter Agreement, (i) Pubco, which was not a party to the Original Sponsor Letter Agreement, became a party to the agreement and (ii) references to the Company’s Class A ordinary shares were replaced with references to Pubco Common Shares. Additionally, the Class B Holders agreed, together with the Company and Pubco, solely for the limited purposes of applicable provisions, that, effective as of the date of the Closing (the “Closing Date”), the original lock-up terms applicable to the Sponsor and each other relevant party under the terms of the letter agreement dated July 19, 2021, between the Company, the Sponsor and the other parties thereto entered into at the time of the Initial Public Offering would be extended to the Revised Lock-Up Terms (as defined below).
The “Revised Lock-Up Terms” are the provisions in the Amended and Restated Sponsor Letter Agreement which reflect that, subject to certain exceptions, the Sponsor and each Class B Holder have agreed not to transfer any of the
7,187,500
Class B ordinary shares purchased by the Sponsor in February 2021 until, in the context of the proposed Transactions, the earlier of (i)
two years
after the date of the Closing Date, (ii) the first date after the Closing Date when the volume-weighted average share price of Pubco Common Shares as displayed on Pubco’s page on Bloomberg (or any successor service) in respect of the period from 9:30 a.m. to 4:00 p.m., New York City time, on the applicable trading day equals or exceeds $
15.00
per share (as adjusted for share splits, reorganizations, recapitalizations and the like) for any
20
trading days within a
30
-day trading period commencing at least
120 days
after the Closing and (iii) the date after the Closing Date when Pubco consummates a liquidation, merger, share exchange or other similar transaction resulting in Pubco shareholders having the right to exchange shares of Pubco for other property.
Contemporaneously with the execution of Amendment No. 1, on May 13, 2024, the Supporting Company Stockholders entered into an Amended and Restated Stockholder Support Agreement (the “Amended and Restated Stockholder Support Agreement”), which supersedes the original Transaction Support Agreement, which was entered on August 14, 2023 (the “Original Transaction Support Agreement”) and amends the Original Transaction Support Agreement to add Pubco as a party to such agreement.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred up to the date the consolidated financial statements were issued. Based on this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than as described below.
On February 14, 2024, the Company and One Energy entered into an Amended and Restated Business Combination Agreement. Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, (i) at least one day prior to the closing of the Transactions, the Company will transfer by way of continuation out of the Cayman Islands and into the State of Delaware to re-domicile
and become a Delaware corporation (the “Domestication”), (ii) following the Domestication, TRTL Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity and a wholly-owned subsidiary of Pubco (the “TRTL Merger”), in connection with which all of the existing securities of the Company will be exchanged for rights to receive securities of Pubco as follows: (a) each share of TRTL common stock, par value $0.0001 per share, outstanding immediately prior to the effective time of the TRTL Merger shall automatically convert into one share of common stock, par value $0.0001 per share, issued by Pubco (“Pubco Common Shares”) and one contingent share right (“CSR”), entitling the holder to a contingent future right, subject to satisfaction of certain trading price-based conditions, to receive a portion of certain Pubco Common Shares otherwise deliverable at the closing of the transactions contemplated by the Business Combination Agreement to the founder and Chief Executive Officer of One Energy, as further described below (except with regard to holders of Class B ordinary shares of TRTL, par value $0.0001 per share, that have waived their rights to receive CSRs for their Class B ordinary shares or Class A ordinary shares of the Company, par value $0.0001 per share, issued upon conversion of their Class B ordinary shares) and (b) each warrant to purchase the Company’s Class A ordinary shares shall automatically convert into one warrant to purchase Pubco Common Shares on substantially the same terms and conditions; (iii) prior to the Company Merger, One Energy shall cause the holders of all of its issued and outstanding convertible instruments (other than the options to be assumed by Pubco in connection with the Business Combination) (“Company Convertible Securities”) to either exchange or convert all of their issued and outstanding Company Convertible Securities for shares of One Energy common stock (including any accrued or declared but unpaid dividends) at the applicable conversion ratio set forth in One Energy’s governing documents or the terms of the applicable instruments (the “Company Exchanges”); (iv) promptly following the Company Exchanges, Company Merger Sub will merge with and into One Energy, with One Energy continuing as the surviving entity and a wholly-owned subsidiary of Pubco (the “Company Merger”), pursuant to which, other than dissenting shares, if any, (a) all One Energy common stock issued and outstanding immediately prior to the effective time of the Company Merger (after giving effect to the Company Exchanges) will be cancelled and converted into the right to receive such number of Pubco Common Shares as shall be determined in accordance with an allocation schedule (the “Allocation Schedule”) to be delivered prior and as a condition to Closing pursuant to the terms of the Business Combination Agreement (all such shares, collectively, the “Aggregate Common Share Consideration”), and (b) all issued and outstanding shares of One Energy preferred stock, par value $0.0001 per share, if any such shares remain outstanding as of immediately prior to the effective time of the Company Merger (after giving effect to the Company Exchanges) will be canceled and converted into the right to receive one share of preferred stock of Pubco, par value $0.0001 per share, subject to the Allocation.
On March 29, 2024, the Company filed a definitive proxy statement on Schedule 14A to hold an extraordinary general meeting of shareholders on April 18, 2024 to further extend the Combination Period from April 22, 2024 to October 22, 2024.

One Energy Enterprises Inc [Member]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions through June 2
8
, 2024, the date the financial statements were available to be issued, and concluded that, other than as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
Preferred Stock and Amendment to Certificate of Incorporation
On May 10, 2024, a total of 11,175 shares of Series A Preferred Stock were sold to an institutional investor at a price of $447.41 per share for a total cash price of $5,000,000.
On May 31, 2024, a total of 4,246 shares of Series A Preferred Stock were sold to two separate investors at a price of $447.41 per share for a total cash price of $1,900,000.
On June 24, 2024, the Company amended its Certificate of Incorporation and the board of directors authorized an issuance of and incremental 233 shares of Series A Preferred Stock. Additionally, a total of

11,175
shares of Series A Preferred Stock were sold to an institutional investor at a price of $
447.41
per share for a total cash price of $
5,000,000
.
2024 SPAC Sponsor Loans & Subscription Agreement
In April 2024, the Company entered into certain agreements, including eight agreements with related parties and one agreement with an unrelated party, in connection with the SPAC merger transaction (“2024 SPAC Sponsor Loans”). Under these agreements, the Company has certain financial obligations that are contingent upon the closing of the de-SPAC
transaction. Specifically, the Company has an obligation to deliver a variable number of common stock shares equal to $700,000 to the counterparty if the de-SPAC
transaction does not close, as well as an obligation to pay a cash bonus of $350,000 to the counterparty in the event the de-SPAC
transaction does close. These financial obligations are expected to be accounted for as derivative liabilities under ASC 815.
In connection with the SPAC merger transaction, the Company also entered into three agreements with separate related parties (“Subscription Agreements”). Under these agreements, the Company has the obligation to deliver a variable number of common stock shares equal to $500,000 to the counterparty in the event that the de-SPAC
transaction does not close. This financial obligation is expected to be accounted for as a liability under ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”).

1 7 .	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions through May 1
3
, 2024, the date the financial statements were available to be issued, and concluded that, other than as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
Turbine failure
On January 22, 2024, a single blade at one of the Company’s projects in Findlay, Ohio experienced a structural failure and separated from the rotor, falling to the ground. The Company took the cautionary step of shutting down all of its turbines and completing a root cause investigation until a cause was identified
.
 In April 2024 the Company substantially completed its root cause investigation and began controlled restarts and mitigating repairs of the fleet. The full fleet is expected to remain operational through its original useful life once mitigating repairs are completed on affected turbines.
For the three months ended March 31, 2024, the Company experienced reduced revenue due to this incident. The Company believes that a combination of warranty policies and business interruption insurance will result in the Company recovering substantially all of the lost revenue. The Company does not expect to be responsible for the costs of the mitigating repairs.
Preferred Stock
On January 31, 2024, a total of
 2,682 shares of Series A Preferred Stock were sold to an institutional investor at a price of $447.41 per share for a total cash price of $1,200,000.
On February 15, 2024, a total of 2,233 shares of Series A Preferred Stock were sold to three separate investors at a price of $447.41 per share for a total cash price of $1,000,000.
On May 10, 2024, a total of 11,175 shares of Series A Preferred Stock were sold to an institutional investor at a price of $447.41 per share for a total cash price of $5,000,000.

OECC Fleet Alpha Debt
On February 15, 2024, when the Debt Service Coverage Ratio was calculated for the fourth quarter of 2023, the ratio decreased below a threshold which necessitates that the amount being held in a cash reserve is increased to nine months of debt service plus a $250,000 operating reserve minimum by March 31, 2024.
Equipment Lease
In January 2024, the Company entered into a lease agreement for an electric semi-truck.
Pursuant to the lease agreement, the lease term is estimated to commence in January 2024. The initial lease term is 3 years from the commencement date and includes no extensions. Annual lease payments during each year are approximately $154,980.
Business Combination Agreement
On August 14, 2023, One Energy Enterprises Inc. entered into a Business Combination Agreement (the “BCA”) for a de-SPAC
transaction with TortoiseEcofin Acquisition Corp. III (“TRTL”), a Special Purpose Acquisition Corporation (“SPAC”), TRTL Holding Corp. (“Pubco”), TRTL III Merger Sub Inc., and OE Merger Sub Inc. (together with TRTL III Merger Sub Inc., the “Merger Subs”). Pubco is a wholly owned subsidiary of TRTL, and the Merger Subs are wholly-owned subsidiaries of Pubco. Pursuant to the BCA, subject to the terms and conditions set forth therein, (i) TRTL will domesticate as a Delaware corporation, (ii) TRTL III Merger Sub Inc. will merge with and into TRTL, with TRTL surviving the merger and, as a result of the merger, TRTL will become a wholly-owned subsidiary of Pubco, (iii) OE Merger Sub Inc. will merge with and into the Company, with the Company surviving the merger and, as a result of the merger, the Company will become a wholly-owned subsidiary of Pubco and (iv) Pubco will be renamed “One Power Company”. The merger is subject to various conditions outlined in the BCA, and as a result the BCA had not yet closed when the consolidated financial statements were approved for issuance.
On February 14, 2024, an amendment was made to the BCA, incorporating a new dual-entity merger mechanism into the transaction. There were no other significant changes that impacted the de-SPAC
transaction.
Short-Term Borrowing from Related Party (Stockholder)
In 2024, the Company established a short-term borrowing facility with a stockholder of the Company who is classified as a related party. This facility is designed to address cash flow shortfalls by allowing the Company to borrow for periods up to four weeks, but not extending beyond the end of any financial quarter. There is no obligation on the part of the stockholder to advance funds under this facility. As of the date of these financial statements, the outstanding balance of this facility is zero. Borrowings under this arrangement incur an interest rate of 5% per week.
Private Investor (Stockholder) Building Mortgage
During March 2024, the Company borrowed $2.0 million from a related party at an interest rate of 12%. In April the facility was resized to a total of $3.0 million. The facility has a three-year term, and it is secured b
y a fir
st mortgage on the Company’s office building in Findlay, Ohio. There is no prepayment penalty associated with this facility.

2024 SPAC Sponsor Loans & Subscription Agreement
During 2024, the Company entered into certain agreements, including eight agreements with related parties and one agreement with an unrelated party, in connection with the SPAC merger transaction (“2024 SPAC
Sponsor Loans”). Under these agreements, the Company has certain financial obligations that are contingent upon the closing of the de-SPAC transaction. Specifically, the Company has an obligation to deliver a variable number of common stock shares equal to $1,033,000 to the counterparty if the de-SPAC transaction does not close, as well as an obligation to pay a cash bonus of $516,500 to the counterparty in the event the de-SPAC transaction does close. These financial obligations are expected to be accounted for as derivative liabilities under ASC 815.
In connection with the SPAC merger transaction, the Company also entered into an agreement with a separate related party (“Subscription Agreement”). Under this agreement, the Company has the obligation to deliver a variable number of common stock shares equal to $
400,000
to the counterparty in the event that the de-SPAC transaction does not close. This financial obligation is expected to be accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”).